Disclosures About Fair Value of Financial Instruments - Balance Sheet Grouping (Details 3) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Available-for-sale securities	$ 180,038	$ 187,565		$ 198,237
Held-to-maturity securities	48,362	50,725		56,588
Loans held for sale	939	573
Loans held for investment	1,810,842	1,799,155	$ 1,404,275	1,359,415
Real estate acquired by foreclosure	4,863	4,863		6,690
Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and short term investments	129,108	68,923		34,757
Available-for-sale securities	30,084	27,035		15,000
Other securities	10,000	11,365		7,730
Loans held for sale	939	573
Total	170,131	107,896		57,487
Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Available-for-sale securities	149,954	160,530		183,237
Held-to-maturity securities	48,362	50,725		56,588
Total	198,316	211,255		239,825
Financial Liabilities:
Deposits	1,934,954	1,849,281		1,452,900
Securities sold under agreements to repurchase	13,012	4,605		2,583
Other borrowed funds	7,340	47,561		46,895
Total	1,955,306	1,901,447		1,502,378
Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Loans held for investment	1,799,619	1,788,454		1,342,269
Real estate acquired by foreclosure	4,863	4,863		6,690
Total	1,804,482	1,793,317		1,348,959
Carrying Value
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and short term investments	129,108	68,923		34,757
Available-for-sale securities	180,038	187,565		198,237
Held-to-maturity securities	47,997	50,713		57,278
Other securities	10,000	11,365		7,730
Loans held for sale	939	573
Loans held for investment	1,810,842	1,799,155		1,359,415
Real estate acquired by foreclosure	4,863	4,863		6,690
Total	2,183,787	2,123,157		1,664,107
Financial Liabilities:
Deposits	1,931,851	1,845,713		1,447,372
Securities sold under agreements to repurchase	13,012	4,605		2,583
Other borrowed funds	7,323	47,586		46,858
Total	1,952,186	1,897,904		1,496,813
Fair Value
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and short term investments	129,108	68,923		34,757
Available-for-sale securities	180,038	187,565		198,237
Held-to-maturity securities	48,362	50,725		56,588
Other securities	10,000	11,365		7,730
Loans held for sale	939	573
Loans held for investment	1,799,619	1,788,454		1,342,269
Real estate acquired by foreclosure	4,863	4,863		6,690
Total	2,172,929	2,112,468		1,646,271
Financial Liabilities:
Deposits	1,934,954	1,849,281		1,452,900
Securities sold under agreements to repurchase	13,012	4,605		2,583
Other borrowed funds	7,340	47,561		46,895
Total	$ 1,955,306	$ 1,901,447		$ 1,502,378